Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 07, 2016
Entity Registrant Name	dei_EntityRegistrantName	Krane Shares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001547576
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 07, 2016
Document Effective Date	dei_DocumentEffectiveDate	Dec. 07, 2016
Prospectus Date	rr_ProspectusDate	Aug. 01, 2016
KraneShares FTSE Emerging Markets Plus ETF (Prospectus Summary) | KraneShares FTSE Emerging Markets Plus ETF | KraneShares FTSE Emerging Markets Plus ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KEMP